Form N-1A Supplement	Mar. 13, 2026
Defiance Daily Target 2X Long Copper Miners ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the

Summary Prospectus

dated February 13, 2026, and

Prospectus and

Statement of Additional Information (“SAI”),

each dated August 29, 2025,
as previously supplemented

This supplement supersedes the prior related supplement filed on March 13, 2026.

Effective March 23, 2026, the Fund’s name is changed in accordance with the following chart. Accordingly, all references to the Fund’s name in the Summary Prospectus, Prospectus and SAI are hereby amended and restated to reflect the Fund’s new name.

Current Name	New Name
Defiance Daily Target 2X Long Copper ETF	Defiance Daily Target 2X Long Copper Miners ETF

Please retain this Supplement for future reference.